3. Acquisition of License Agreements (Details) - shares	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
License Agreement and Commitment, Description	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.
Common Stock
Shares issued for acquisition of licenses, Shares		20,000,000
Common Stock | President
Stock Issued for the Acquisition of Licenses	20,000,000
Shares issued for acquisition of licenses, Shares		20,000,000